Organization and Description of Business	3 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business	Organization and Description of Business
Mount Sinai Genomics, Inc., d/b/a Sema4 (the “Company”) provides genomics-related diagnostic and information services and pursues genomics medical research. The Company utilizes an integrated portfolio of laboratory processes, software tools and informatics capabilities to process DNA-containing samples, analyze information about patient-specific genetic variation and generate test reports for clinicians and their patients. The Company provides a variety of genetic diagnostic tests and information with focus on reproductive health, pediatric, oncology and other conditions. In 2020, the Company began to provide diagnostic testing services in response to the recent novel coronavirus (“COVID-19”) outbreak. The Company serves patients and bills third party payors across the United States, with a substantial portion of its diagnostic testing volume occurring in the states of New York, California, Florida, Connecticut, and New Jersey.
The Company was incorporated in the State of Delaware as a for-profit corporation on October 16, 2015, with limited operations focused on establishing the Company as a capitalized, standalone entity. On June 1, 2017, the Company signed a contribution and funding agreement (the “Contribution Agreement”) and other agreements with Icahn School of Medicine at Mount Sinai (“ISMMS”), whereby ISMMS contributed certain assets and liabilities related to the Company’s operations, provided certain services to the Company, and also committed to fund the Company up to $55.0 million in future capital contributions (see Note 6) in exchange for equity in the Company (the “Spin-out”). Following the Spin-out, the Company commenced operations and began providing the services and performing research.
The Company remained a wholly-owned subsidiary of ISMMS until August 2, 2019, when the Company issued its Series B redeemable convertible preferred stock (see Note 10). ISMMS provided its remaining committed funding to the Company, pursuant to the Contribution Agreement, prior to the Series B redeemable convertible preferred stock issuance. ISMMS continues to maintain majority control of the Company following the Series B and Series C redeemable convertible preferred stock issuances.
Organization and Description of Business
Mount Sinai Genomics, Inc., d/b/a Sema4 (the “Company”) provides genomics-related diagnostic and information services and pursues genomics medical research. The Company utilizes an integrated portfolio of laboratory processes, software tools and informatics capabilities to process DNA-containing samples, analyze information about patient-specific genetic variation and generate test reports for clinicians and their patients. The Company provides a variety of genetic diagnostic tests and information with focus on reproductive health, pediatric, oncology and other conditions. In 2020, the Company began to provide diagnostic testing services in response to the recent novel coronavirus (“COVID-19”) outbreak. The Company serves patients and bills third party payors across the United States, with a substantial portion of its diagnostic testing volume occurring in the states of New York, California, Florida, Connecticut, and New Jersey.
The Company was incorporated in the State of Delaware as a for-profit corporation on October 16, 2015, with limited operations focused on establishing the Company as a capitalized, standalone entity. On June 1, 2017, the Company signed a contribution and funding agreement and other agreements with Icahn School of Medicine at Mount Sinai (“ISMMS”), whereby ISMMS contributed certain assets and liabilities related to the Company’s operations, provided certain services to the Company, and also committed to fund the Company up to $55.0 million in future capital contributions in exchange for equity in the Company (the “Spin-out”). Following the Spin-out, the Company commenced operations and began providing the services and performing research. The Company continues to be party to a Transition Services Agreement (“TSA”) as well as service agreements (“Service Agreements”) with ISMMS (see Note 6).
On February 9, 2021, the Company, CM Life Sciences, Inc. (“CMLS”), and S-IV Sub, Inc., a direct and wholly-owned subsidiary of CMLS, entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which CMLS will acquire the Company through a merger of S-IV Sub, Inc. with and into the Company (the “Merger”), with the Company being the surviving corporation and a wholly-owned subsidiary of CMLS following the Merger. Once effective, all equity securities of the Company will be converted into the right to receive the applicable portion of merger consideration.